Fair Value Measurements (Details) - Schedule of Financial Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
U.S. Treasury Securities	$ 42,626,135
Liabilities
Derivative liabilities - Non-Redemption Agreement	34,301
Assets
Money Market investments	42,626,135	$ 308,661,515
Level 1 [Member]
Assets
U.S. Treasury Securities	42,626,135
Liabilities
Derivative liabilities - Non-Redemption Agreement
Assets
Money Market investments		308,661,515
Level 2 [Member]
Assets
U.S. Treasury Securities
Liabilities
Derivative liabilities - Non-Redemption Agreement
Assets
Money Market investments
Level 3 [Member]
Assets
U.S. Treasury Securities
Liabilities
Derivative liabilities - Non-Redemption Agreement	$ 34,301
Assets
Money Market investments